May 3, 2012

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Calvert Tax-Free Reserves SEC File numbers: 2-69565 and 811-03101 Post-Effective Amendment No. 64 under the Securities Act of 1933 and No. 64 under the Investment Company Act of 1940

Ladies and Gentlemen:

In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

(1) the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective April 30, 2012); and

(2) the text of the most recent registration statement (effective April 30, 2012) has been filed electronically.

If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Associate General Counsel